ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30, “Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.  All items are shown net of tax.

As of December 31, 2012 and 2011, the components of accumulated other comprehensive loss were as follows:

($ in thousands)

	2012	2011

Additional minimum pension liability	$43	$42
Foreign currency translation adjustment	(182)	(107)
Ending balance	$(139)	$(65)